Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated its Revenue - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregated its Revenue [Line Items]
Revenue		$ 1,580,058	$ 17,813,139	$ 37,596,460
Listing service fees [Member]
Schedule of Disaggregated its Revenue [Line Items]
Revenue		457,176	1,244,251	6,900,561
Transaction fees [Member]
Schedule of Disaggregated its Revenue [Line Items]
Revenue		806,794	13,643,958	24,462,861
Marketing service fees [Member]
Schedule of Disaggregated its Revenue [Line Items]
Revenue		166,444	2,749,224	5,750,901
Other revenues [Member]
Schedule of Disaggregated its Revenue [Line Items]
Revenue	[1]	$ 149,644	$ 175,706	$ 482,137

[1]	Including $144,609, $166,325, and $233,157 for the years ended December 31, 2023, 2022 and 2021, respectively, from related parties.